Commitments and Contingencies	12 Months Ended
Sep. 30, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

16. COMMITMENTS AND CONTINGENCIES

Commitments

As of September 30, 2024, Nanping Golden Heaven Amusement Park Management Co., Ltd. (“Nanping Golden Heaven”) entered into three construction contracts that not yet complete of approximately US$46.59 million.

On September 27, 2023, Nanping Golden Heaven signed a construction contract with Fujian Xinchang Construction Engineering Co., Ltd. (“Fujian Xinchang”) in the amount of $19.98 million (RMB140 million). The planned project construction period is 18 months, from October 1, 2023 to March 31, 2025. Nanping Golden Heaven paid $9.99 million (RMB70 million) in September 2023.

On September 28, 2023, Nanping Golden Heaven signed a construction contract with Fujian Xinchang in the amount of $25.69 million (RMB180 million). The planned project construction period is 18 months, from October 1, 2023 to March 31, 2025. Nanping Golden Heaven paid $12.84 million (RMB90 million) in September 2023.

On August 29, 2024, Nanping Golden Heaven signed a construction contract with Fujian Xinchang in the amount of $0.92 million (RMB6.42 million). The planned project construction period is from September 1, 2024 to February 28, 2025. Nanping Golden Heaven paid $0.37 million (RMB2.57 million) in September 2024.

The Company expects to invest an additional amount of  $23.39   million in the three construction projects. We plan to use cash flow from the operations and may rely on future financing to fund the construction.